Accruals And Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Summary of accruals and other payables

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Staff salaries and welfare payables	18,869	30,166	4,333
Accrued external research and development activities related expenses	39,068	144,000	20,684
Accrued initial public offering costs payable	—	17,504	2,514
Withholding IIT payable related to stock options	—	16,201	2,327
Accrued travelling expenses, office expenses and others	9,737	65,682	9,435

	67,674	273,553	39,293